Summary of Material Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
Schedule of Property, Plant and Equipment	Depreciation is calculated on a straight-line basis over the estimated useful life of the assets as follows:

Building and leasehold/land improvements	Up to 50 years (or the remaining lease term of related land on which the buildings are erected, if shorter)
Equipment	2 to 10 years
Computers	5 years

(in millions)	Land and Land Improvements	Buildings and Leasehold Improvements	Equipment	Computers	Construction in Progress	Total
Cost
As of December 31, 2023	$92	$7,635	$24,277	$448	$1,512	$33,964
Additions(1)	—	11	36	3	202	252
Transfers from construction in progress	—	127	1,361	8	(1,496)	—
Disposals	—	—	(406)	(1)	(4)	(411)
Effects of exchange rate changes	(1)	(4)	(20)	—	—	(25)
As of December 31, 2024	91	7,769	25,248	458	214	33,780
Additions(1)	—	7	23	—	527	557
Acquisitions	—	5	87	2	7	101
Asset retirement cost adjustment	—	(39)	6	—	—	(33)
Transfers from construction in progress	—	62	197	9	(268)	—
Disposals	—	(15)	(1,219)	(4)	(1)	(1,239)
Effect of exchange rate changes	1	8	45	—	1	55
As of December 31, 2025	$92	$7,797	$24,387	$465	$480	$33,221
Accumulated Depreciation
As of December 31, 2023	$28	$4,205	$19,486	$409	$7	$24,135
Additions(1)	2	269	1,081	18	—	1,370
Impairments	1	566	362	1	5	935
Disposals	—	—	(404)	(1)	—	(405)
Effects of exchange rate changes	—	(2)	(15)	—	—	(17)
As of December 31, 2024	31	5,038	20,510	427	12	26,018
Additions(1)	1	229	891	16	(2)	1,135
Disposals	—	(15)	(1,174)	(4)	—	(1,193)
Effect of exchange rate changes	—	4	34	—	—	38
As of December 31, 2025	$32	$5,256	$20,261	$439	$10	$25,998

Net book value as of December 31, 2024	$60	$2,731	$4,738	$31	$202	$7,762

Net book value as of December 31, 2025	$60	$2,541	$4,126	$26	$470	$7,223
(1) The Company earned investment tax credits related to the construction of wafer fabrication facilities in New York and Vermont (which were netted against additions relating to Building and Leasehold Improvements and Equipment). These credits were generally earned based on when the related assets were placed in service. The Company recorded the investment tax credits as a reduction of property, plant and equipment costs. As of December 31, 2025 and 2024, the investment tax credits included in property, plant and equipment amounted to $188 million and $174 million, respectively.